Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure Of Interest Income [line items]
Total	$ 455	$ 289	$ 887	$ 564
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Interest Income [line items]
Total	407	246	799	472
Amortized cost [member]
Disclosure Of Interest Income [line items]
Total	$ 48	$ 43	$ 88	$ 92